Prospectus Adviser Class [Member] Expense Example - Prospectus-Adviser Class - Payden Limited Maturity Fund - Payden Limited Maturity Fund (Adviser Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 867